Financial Risk Management	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Risk Management
35.	Financial Risk Management

(1) Financial Risk Factors

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group uses derivative financial instruments to hedge certain risk exposures.

The Group’s financial policy is set up in the long-term perspective and annually reported to the Board of Directors. The financial risk management is carried out by the Value Management Office, which identifies, evaluates and hedges financial risks. The treasury department in the Value Management Office considers various finance market conditions to estimate the effect from the market changes.

1) Market risk

The Group’s market risk management focuses on controlling the extent of exposure to the risk in order to minimize revenue volatility. Market risk is a risk that decreases value or profit of the Group’s portfolio due to changes in market interest rate, foreign exchange rate and other factors.

(i) Sensitivity analysis

Sensitivity analysis is performed for each type of market risk to which the Group is exposed. Reasonably possible changes in the relevant risk variable such as prevailing market interest rates, currency rates, equity prices or commodity prices are estimated and if the rate of change in the underlying risk variable is stable, the Group does not alter the chosen reasonably possible change in the risk variable. The reasonably possible change does not include remote or ‘worst case’ scenarios or ‘stress tests’.

(ii) Foreign exchange risk

The Group is exposed to foreign exchange risk arising from operating, investing and financing activities. Foreign exchange risk is managed within the range of the possible effect on the Group’s cash flows. Foreign exchange risk unaffecting the Group’s cash flows is not hedged but can be hedged at a particular situation.

As of December 31, 2015, 2016 and 2017, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of foreign exchange rate	Income before tax		Shareholders’ equity
2015.12.31	10%	￦	(52,157)	￦	(45,632)
	-10%		52,157		45,632
2016.12.31	10%		(28,134)		(23,817)
	-10%		28,134		23,817
2017.12.31	10%		(10,132)		(7,273)
	-10%		10,132		7,273

The above analysis is a simple sensitivity analysis which assumes that all the variables other than foreign exchange rates are held constant. Therefore, the analysis does not reflect any correlation between foreign exchange rates and other variables, nor the management’s decision to decrease the risk.

Details of financial assets and liabilities in foreign currencies as of December 31, 2015, 2016 and 2017, are as follows:

	2015		2016			2017
(In thousands)	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	183,254	2,351,003	210,474	2,536,090	236,476	1,908,831
SDR[1]	444	849	311	737	306	738
JPY	73,716	40,279,411	80,555	21,802,051	28,267	21,801,443
GBP	8	888	1	151	—	74
EUR	29	29	40	2,571	186	3,625
DZD[2]	—	—	471	—	47	—
CNY	15,562	107	15,262	381	46,555	10
UZS[3]	—	—	39,531	—	136,787	—
RWF[4]	—	—	1,203	—	3,346	—
IDR[5]	—	—	15,646,011	53,142,167	14,886,393	710,162
MMK[6]	—	—	2,750	—	84	—
TZS[7]	—	—	29,987	—	317,348	—
BWP[8]	—	—	15	—	42	—
HKD	9	—	254	—	—	—
BDT[9]	6	—	69,473	—	38,074	—
PLN[10]	207,273	—	106,025	—	338	—
VND[11]	270,000	—	515,412	—	311,649	—
CHF[12]	—	—	—	—	—	12

1	Special Drawing Rights.
2	Algeria Dinar.
3	Uzbekistan Sum.
4	Rwanda Franc.
5	Indonesia Rupiah.
6	Myanmar Kyat.
7	Tanzanian Shilling.
8	Botswana Pula.
9	Bangladesh Taka.
10	Polish Zloty.
11	Vietnam Dong.
12	Confoederatio Helvetia Franc.

(iii) Price risk

As of December 31, 2015, 2016 and 2017, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of price	Income before tax		Equity
2015.12.31	10%	￦	—	￦	3,469
	-10%		—		(3,469)
2016.12.31	10%	￦	—	￦	539
	-10%		—		(539)
2017.12.31	10%	￦	—	￦	686
	-10%		—		(686)

The above analysis is based on the assumption that the equity index had increased/decreased by 10% with all other variables held constant and all the Group’s marketable equity instruments had moved according to the historical correlation with the index.

(iv) Cash flow and fair value interest rate risk

The Group’s interest rate risk arises from liabilities in foreign currency such as foreign currency debentures. Debentures in foreign currency issued at variable rates expose the Group to cash flow interest rate risk which is partially offset by swap transactions. Debentures and borrowings issued at fixed rates expose the Group to fair value interest rate risk. The Group sets the policy and operates to minimize the uncertainty of the changes in interest rates and financial costs.

As of December 31, 2015, 2016 and 2017, if the market interest rate had increased/decreased by 100bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(In millions of Korean won)	Fluctuation of interest rate	Income before tax		Shareholders’ equity
2015.12.31	+ 100 bp	￦	(3,601)	￦	(245)
	- 100 bp		3,615		(5,764)
2016.12.31	+ 100 bp	￦	(3,456)	￦	(1,673)
	- 100 bp		3,445		(5,025)
2017.12.31	+ 100 bp	￦	1,942	￦	4,868
	- 100 bp		(1,954)		(5,198)

The above analysis is a simple sensitivity analysis which assumes that all the variables other than market interest rates are held constant. Therefore, the analysis does not reflect any correlation between market interest rates and other variables, nor the management’s decision to decrease the risk.

2) Credit risk

Credit risk is managed on the Group basis with the purpose of minimizing financial loss. Credit risk arises from the normal transactions and investing activities, where clients or other party fails to discharge an obligation on contract conditions. To manage credit risk, the Group considers the counterparty’s credit based on the counterparty’s financial conditions, default history and other important factors.

Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as outstanding receivables. To minimize such risk, only the financial institutions with strong credit ratings are accepted.

As of December 31, 2016 and 2017, maximum exposure to credit risk is as follows.

(In millions of Korean won)	2016		2017
Cash equivalents(except cash on hand)	￦	2,875,383	￦	1,926,620
Trade and other receivables		6,036,363		6,643,115
Other financial assets
Financial assets at fair value through profit or loss		6,277		5,813
Derivative used for hedging		227,318		7,389
Time deposits and others		716,769		1,333,317
Available-for-sale financial assets		26,684		9,899
Held-to-maturity financial assets		30,143		151
Financial guarantee contracts [1]		56,373		143,969

Total	￦	9,975,310	￦	10,070,273

1	Total amounts guaranteed by the Group according to the guarantee contracts.

3) Liquidity risk

The Group manages its liquidity risk by liquidity strategy and plans. The Group considers the maturity of financial assets and financial liabilities and the estimated cash flows from operations.

The table below analyzes the Group’s liabilities (including interest expenses) into relevant maturity groups based on the remaining period at the date of the end of each reporting period to the contractual maturity date. These amounts are contractual undiscounted cash flows.

	2016.12.31
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,682,604	￦	1,121,452	￦	217,411	￦	9,021,467
Borrowings(including debentures)		2,034,524		4,834,151		2,458,749		9,327,424
Other non-derivative financial liabilities		233		3,272		22,917		26,422
Financial guarantee contracts[1]		56,373		—		—		56,373

Total	￦	9,773,734	￦	5,958,875	￦	2,699,077	￦	18,431,686

	2017.12.31
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,880,906	￦	1,219,835	￦	161,497	￦	9,262,238
Borrowings(including debentures)		1,623,996		3,666,726		2,317,209		7,607,931
Other non-derivative financial liabilities		4,117		8,452		—		12,569
Financial guarantee contracts[1]		26,738		—		—		26,738

Total	￦	9,535,757	￦	4,895,013	￦	2,478,706	￦	16,909,476

1	Total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

Cash outflow and inflow of derivatives settled gross or net are undiscounted contractual cash flow and can differ from the amount in the financial statements.

	2015.12.31
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	335,970	￦	2,138,379	￦	38,184	￦	2,512,533
Inflow		276,066		2,284,219		46,194		2,606,479

	2016.12.31
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	1,174,147	￦	1,176,715	￦	536,005	￦	2,886,867
Inflow		1,302,112		1,306,199		588,559		3,196,870

	2017.12.31
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	638,171	￦	546,791	￦	526,633	￦	1,711,595
Inflow		608,270		568,976		509,558		1,686,804

(2) Management of Capital Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other shareholders and to maintain an optimal capital structure to reduce the cost of capital.

The Group’s capital structure consists of liabilities including borrowings, cash and cash equivalents, and shareholders’ equity. The treasury department monitors the Group’s capital structure and considers cost of capital and risks related each capital component.

The debt-to-equity ratios as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016		2017
Total liabilities	￦	17,881,580	￦	16,696,309
Total equity		12,782,718		13,049,130
Debt-to-equity ratio		140%		128%

The Group manages capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings less cash and cash equivalents. Total capital is calculated as ‘equity’ in the statement of financial position plus net debt.

The gearing ratios as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won, %)	2016		2017
Total borrowings	￦	8,301,505	￦	6,860,539
Less: cash and cash equivalents		(2,900,311)		(1,928,182)

Net debt		5,401,194		4,932,357
Total equity		12,782,718		13,049,130
Total capital		18,183,912		17,981,487
Gearing ratio		30%		27%

(3) Offsetting Financial Assets and Financial Liabilities

Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	2016
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Derivative assets for hedging purpose[1]	￦	35,334	￦	—	￦	35,334	￦	(5,707)	￦	—	￦	29,627
Trade receivables[2]		95,865		—		95,865		(91,662)		—		4,203

	￦	131,199	￦	—	￦	131,199	￦	(97,369)	￦	—	￦	33,830

(In millions of Korean won)	2017
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Derivative assets for hedging purpose[1]	￦	3,284	￦	—	￦	3,284	￦	(3,284)	￦	—	￦	—
Trade receivables[2]		85,755		(5,010)		80,745		(73,109)		—		7,636
Other financial assets		8,680		(436)		8,244		(5,307)		—		2,937

	￦	97,719	￦	(5,446)	￦	92,273	￦	(81,700)	￦	—	￦	10,573

1	The amount applied with master netting arrangements under the standard contract of International Swap and Derivatives Association (ISDA).
2	The amount applied with netting arrangements under the reference offer of the telecommunication facility interconnection and sharing data among telecommunications companies.

The Group’s recognized financial liabilities subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	2016
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Derivative liabilities for hedging purpose [1]	￦	20,627	￦	—	￦	20,627	￦	(20,627)	￦	—	￦	—
Trade payables[2]		90,435		—		90,435		(86,184)		—		4,251
Other payables[2]		48		(4)		44		—		—		44

	￦	111,110	￦	(4)	￦	111,106	￦	(106,811)	￦	—	￦	4,295

(In millions of Korean won)	2017
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Derivative liabilities for hedging purpose [1]	￦	26,135	￦	—	￦	26,135	￦	(3,284)	￦	—	￦	22,851
Trade payables[2]		80,829		(5,217)		75,612		(73,109)		—		2,503
Other financial liabilities		5,549		(229)		5,320		(5,307)		—		13

	￦	112,513	￦	(5,446)	￦	107,067	￦	(81,700)	￦	—	￦	25,367

1	The amount applied with master netting arrangements under the standard contract of International Swap and Derivatives Association (ISDA).
2	The amount applied with netting arrangements under the reference offer of the telecommunication facility interconnection and sharing data among telecommunications companies.